SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

1.              On January 6, 2012, the Company completed the acquisition of the remaining 95% equity interest in Trade Lead for a total purchase price of RMB112,936 (US$17,943), including cash consideration of RMB78,869 (US$12,531) and 6,202,179 Class A ordinary shares of the Company. The acquisition-date fair value of the 5% equity interest in Trade Lead held by the Company was RMB5,033 (US$800). In connection with the acquisition, the Company entered into a series of contractual arrangements to obtain control of Tianshi, a PRC domestic company owned by principal owners of Trade Lead. Tianshi is primarily engaged in the business of advertising agency, television production and cultural information consultation.

The preliminary estimated purchase price allocation is as follows:

Preliminary fair value (RMB)
Cash and cash equivalents	51,418
Total tangible assets acquired	98,675
Liabilities assumed	(104,040)
Deferred tax liabilities	(3,310)
Intangible assets	13,241
Goodwill	61,985
Purchase consideration	117,969

The preliminary allocation of the purchase price was based upon a preliminary valuation and the estimates and assumptions are subject to change. The primary areas of the preliminary purchase price allocation that are not yet finalized relate to the fair values of certain net assets and liabilities, intangible assets, income taxes and resulting goodwill.

2.              On March 11, 2012, the Company and Tudou Holdings Limited (NASDAQ: TUDO) (“Tudou”) signed a definitive agreement for Tudou to combine with Youku in a 100% stock-for-stock transaction. Under the terms of the agreement, each Class A ordinary share and Class B ordinary share of Tudou issued and outstanding immediately prior to the effective time of the merger will be cancelled in exchange for the right to receive 7.177 Class A ordinary shares of Youku, and each American depositary share of Tudou (“Tudou ADSs”), each of which represents four Tudou Class B ordinary shares, will be cancelled in exchange for the right to receive 1.595 American depositary shares of Youku (“Youku ADSs”), each of which represents 18 Youku Class A ordinary shares resulting in Youku and Tudou shareholders and ADS holders owning approximately 71.5% and 28.5% of the combined entity, respectively, immediately upon completion of the transaction. Upon completion, the combined entity will be named Youku Tudou Inc. Youku’s ADSs will continue to be listed on the NYSE under the symbol “YOKU”.